Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Central Index Key	0001035267
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Registrant Name	INTUITIVE SURGICAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30713
Entity Tax Identification Number	77-0416458
Entity Address, Address Line One	1020 Kifer Road
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94086
City Area Code	408
Local Phone Number	523-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ISRG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false